Submission	Jul. 28, 2025
Submission [Line Items]
Central Index Key	0001780312
Registrant Name	AST SpaceMobile, Inc.
Registration File Number	333-281939
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES